Filed pursuant to Rule 497(e)
File Nos. 2-98772 and 811-04347
GMO TRUST
Amended and Restated Supplement dated November 24, 2008 to
GMO Trust Prospectus dated June 30, 2008
GMO Foreign Small Companies Fund, GMO International Growth Equity Fund, GMO International Intrinsic Value Fund, and GMO Global Growth Fund
The name of each Fund’s benchmark has been changed by Standard & Poors as detailed in the chart below:

GMO Fund	Previous Benchmark Name	New S&P Naming Convention
GMO Foreign Small Companies Fund	S&P/Citigroup EMI World ex-U.S. Index	S&P Developed ex-U.S. Small Cap Index
GMO International Growth Equity Fund	S&P/Citigroup PMI EPAC Growth Index	S&P EPAC Large Mid Cap Growth Index
GMO International Intrinsic Value Fund	S&P/Citigroup PMI EPAC Value Index	S&P EPAC Large Mid Cap Value Index
GMO Global Growth Fund	S&P/Citigroup PMI World Growth Index	S&P Developed Large Mid Cap Growth Index

In connection with the benchmark change noted in the chart above for GMO Foreign Small Companies Fund, the first paragraph of the section “Principal investment strategies” on page 34 of the Prospectus is amended and restated as follows:
The Fund typically makes equity investments in companies located or doing business outside of the U.S. that are in the smallest 25% of companies in a particular country as measured by total float-adjusted market capitalization (“small companies”). Under normal circumstances, the Fund invests at least 80% of its assets in securities of small companies that are tied economically to countries outside the U.S. The market capitalization range of investments held by the Fund is generally within the market capitalization range of companies in the Fund’s benchmark. Depending upon the country, as of September 30, 2008, the market capitalization of the largest company (in a particular country) included within the Fund’s definition of small companies ranged from approximately $559 million (New Zealand) to $19 billion (Switzerland) (based on exchange rates as of September 30, 2008).
In addition, for GMO Foreign Small Companies Fund, the paragraph under the section “Benchmark” on page 34 of the Prospectus is amended and restated as follows:
The Fund’s benchmark is the S&P Developed ex-U.S. Small Cap Index, an independently maintained and published index that is the small capitalization stock component of the S&P Broad Market Index (“BMI”). The BMI includes listed shares of companies from developed and emerging countries with a total available market capitalization (float) of at least the local equivalent of $100 million. The S&P Developed ex-U.S. Small Cap Index represents the bottom 15% of available market capitalization (float) of the BMI in each country. Depending upon the country, as of September 30, 2008, the market capitalization of the largest company (in a particular country) included in the S&P Developed ex-U.S. Small Cap Index ranged from approximately $409 million (New Zealand) to $10 billion (Germany). On an annualized basis, the Fund seeks to outperform its benchmark by 4%, net of fees, over a complete market cycle.
Asset Allocation Funds
The first paragraph of the section “Asset Allocation Funds (“Funds of Funds”)” on page 69 of the Prospectus is amended and restated as follows:
The Asset Allocation Funds invest primarily in other GMO Funds (“underlying Funds”). As a result, the Asset Allocation Funds are exposed to the risks of the underlying Funds in which they invest. As described in this prospectus, several of the underlying Funds (e.g., many of the Fixed Income Funds) themselves invest a substantial portion of their assets in other GMO Funds. In addition, some of the Asset Allocation Funds may invest in GMO Alternative Asset Opportunity Fund (“AAOF”), GMO Flexible Equities Fund (“FLEX”), GMO Short-Duration Collateral Fund (“SDCF”), GMO Special Situations Fund (“SSF”), and/or GMO World Opportunity Overlay Fund

(“Overlay Fund”), which are offered through separate private placement memoranda. For more information regarding AAOF, FLEX, SDCF, SSF, and Overlay Fund see “Investment in GMO Funds Offered Through Separate Private Placement Memoranda” on page 142.
GMO Global Balanced Asset Allocation Fund
The first paragraph of the section “Principal investment strategies” on page 80 of the Prospectus is amended and restated as follows:
The Fund is a fund of funds and primarily invests in shares of other GMO Funds, which may include the International Equity Funds (including one or more of the Emerging Markets Funds), the U.S. Equity Funds, the Fixed Income Funds, Alpha Only Fund, Alternative Asset Opportunity Fund, Flexible Equities Fund, Short-Duration Collateral Fund, Special Situations Fund, and World Opportunity Overlay Fund (collectively, the “underlying Funds”). In addition, the Fund may hold securities (particularly asset-backed securities) directly or through one or more subsidiaries or other entities. The Fund may be exposed to foreign and U.S. equity securities (including both growth and value style equities and equities of any market capitalization), U.S. and foreign fixed income securities (including fixed income securities of any credit quality and having any maturity or duration), the investment returns of commodities, and, from time to time, other alternative asset classes.
GMO Strategic Opportunities Allocation Fund
The first paragraph of the section “Principal investment strategies” on page 82 of the Prospectus is amended and restated as follows:
The Fund is a fund of funds and primarily invests in shares of other GMO Funds, which may include the International Equity Funds (including one or more of the Emerging Market Funds), the U.S. Equity Funds, the Fixed Income Funds, Alpha Only Fund, Alternative Asset Opportunity Fund, Flexible Equities Fund, Short-Duration Collateral Fund, Special Situations Fund, and World Opportunity Overlay Fund (collectively, the “underlying Funds”). In addition, the Fund may hold securities (particularly asset-backed securities) directly or through one or more subsidiaries or other entities. The Fund may have exposure to foreign and U.S. equity securities (including both growth and value style equities and equities of any market capitalization), U.S. and foreign fixed income securities (including fixed income securities of any credit quality and having any maturity or duration), the investment returns of commodities, and, from time to time, other alternative asset classes.
GMO Benchmark-Free Allocation Fund
The first paragraph of the section “Principal investment strategies” on page 84 of the Prospectus is amended and restated as follows:
The Fund is a fund of funds and primarily invests in shares of other GMO Funds, which may include the International Equity Funds (including one or more of the Emerging Markets Funds), the U.S. Equity Funds, the Fixed Income Funds, Alpha Only Fund, Alternative Asset Opportunity Fund, Flexible Equities Fund, Short-Duration Collateral Fund, Special Situations Fund, and World Opportunity Overlay Fund (collectively, the “underlying Funds”). In addition, the Fund may hold securities (particularly asset-backed securities) directly or through one or more subsidiaries or other entities. The Fund implements its strategy by allocating its assets among asset classes represented by the underlying Funds (e.g., foreign equity, U.S. equity, emerging country equity, emerging country debt, foreign fixed income, U.S. fixed income, and commodities). The Fund is not restricted in its exposure to any particular asset class, and at times may be substantially invested in underlying Funds that primarily invest in a single asset class (e.g., Fixed Income Funds). In addition, the Fund is not restricted in its exposure to any particular market. While the Fund generally will have exposure to both emerging countries and developed countries, including the U.S., at times, it may have substantial exposure to a particular country or type of country (e.g., emerging countries).
Investments in unaffiliated money market funds
Each of the GMO Funds offered in the Prospectus may invest in unaffiliated money market funds. Each of the Asset Allocation Funds and the Fixed Income Funds (other than GMO Emerging Country Debt Fund) intend to invest in unaffiliated money market funds in reliance on Rule 12d1-1 under the Investment Company Act of 1940, as amended (the “1940 Act”). As a result, investments by those Funds in unaffiliated money market funds may exceed the limits expressed in Section 12(d)(1)(A) of the 1940 Act.
Investment in GMO Funds Offered Through Separate Private Placement Memoranda
The fourth paragraph under the section “GMO World Opportunity Overlay Fund” on page 144 of the Prospectus is amended and restated as follows:
Overlay Fund’s investment program has two principal components. One component of Overlay Fund’s investment program involves the use of derivatives, primarily interest rate swap contracts and futures, to seek to exploit misvaluations in world interest rates and to add value relative to Overlay Fund’s benchmark. The other component of Overlay Fund’s investment program involves making direct investments primarily in high quality U.S. and foreign adjustable rate fixed income securities with low volatility (although market changes may indirectly result in volatility). Overlay Fund may hold fixed income securities whose ratings were reduced below investment grade after those securities were acquired. Overlay Fund may also, from time to time, make tactical allocations to seek to add value to Overlay Fund.
Redemptions of Shares
As described more fully below, and in light of current extraordinary market conditions:
•	The Fixed Income Funds will honor nearly all redemptions in-kind during this period.

•	The Fixed Income Funds will, if deemed prudent by GMO, take temporary defensive measures (until GMO has determined that normal conditions have returned or that it is otherwise prudent to resume investing in accordance with a Fund’s normal investment strategies) and may not achieve their respective investment objectives during this period.
*      *      *      *      *      *      *

As described elsewhere in the Prospectus, each of the Fixed Income Funds makes extensive use of derivatives to achieve its exposures to the fixed income markets and to pursue strategies intended to obtain returns in excess of its performance benchmark. Each of those Funds also invests a substantial portion of its assets in the GMO Short-Duration Collateral Fund (“SDCF”) and/or the GMO World Opportunity Overlay Fund (“Overlay Fund”). The principal risks of pursuing the Fixed Income Funds’ strategies in this manner, including the risks of using derivatives, are discussed in greater detail in the Prospectus under the heading “Description of Principal Risks.”
Very recent changes in the credit markets have reduced the liquidity of all types of fixed income securities, including the asset-backed securities held by all of the Fixed Income Funds either directly or indirectly through SDCF and Overlay Fund. Contemporaneously, each Fixed Income Fund has also had a greater need for cash to provide margin for large swings in the mark-to-market obligations arising under the derivatives used by the Funds. In order to deal equitably with the demands for liquidity, on October 23, 2008, SDCF declared and paid to all shareholders (including the Fixed Income Funds) a dividend in an aggregate amount equal to substantially all of the cash on hand in SDCF. Substantially all subsequent cash flows into SDCF from portfolio investments (and proceeds of dispositions by SDCF) are likewise expected to be declared and paid as dividends as and when available. All redemptions from SDCF and Overlay Fund by other Fixed Income Funds (and any other shareholders) will be honored in-kind until further notice, using for this purpose (and to the extent practicable) securities deemed by GMO to be representative of the portfolio of SDCF and/or Overlay Fund (not including for these purposes assets used to collateralize derivative and other OTC positions).
Each of the Fixed Income Funds uses its cash balance to meet its derivative collateral obligations and for other purposes. There is no assurance that a Fund’s cash balance will be sufficient to meet that Fund’s collateral obligations and, if it is not, the Fund would be required to liquidate other positions. That may include redeeming shares of SDCF and/or Overlay Fund, in which case, as noted above, the Fixed Income Fund would receive redemption proceeds in-kind from SDCF and/or Overlay Fund and would then be required to dispose of those assets (mostly asset-backed securities) in the current adverse market conditions.
To manage each Fixed Income Fund’s cash collateral needs in these extraordinary market conditions, GMO reserves the right to reduce or eliminate the Fund’s derivative exposures, including those that are intended to cause a Fixed Income Fund to track its benchmark more closely. A reduction in those exposures will tend to cause the performance of a Fund to track its benchmark less closely and make the Fund’s performance more dependent on the performance of the asset-backed securities it holds directly or indirectly.
To address in part the cash management issues described above, the Fixed Income Funds expect to effect nearly all redemptions of their shares in-kind for the foreseeable future. If redeeming shareholders from a Fixed Income Fund choose to sell assets received in-kind immediately and current adverse market conditions continue, they may experience difficulty selling the assets at favorable prices. To the extent that the Fixed Income Funds honor redemptions in cash, redeeming shareholders will bear the redemption fees described in more detail below.
Purchase Premiums and Redemption Fees
The section titled “Purchase Premiums and Redemption Fees” on page 106 of the Prospectus is amended and restated in its entirety as follows:
 PURCHASE PREMIUMS AND REDEMPTION FEES
          Purchase premiums and redemption fees are paid to and retained by a Fund to help offset estimated portfolio transaction costs and other related costs (e.g., stamp duties and transfer fees) incurred by the Fund (directly or indirectly through investments in underlying Funds) as a result of shareholder activity by allocating those estimated costs to the shareholder causing the activity. The Manager may impose a new purchase premium and/or redemption fee for any Fund at any time. The Manager also may modify or eliminate an existing purchase premium or redemption fee for any Fund at any time. The Funds listed below currently charge purchase premiums and/or redemption fees to shareholders purchasing or redeeming shares. Please refer to the “Shareholder Fees” table under the caption “Fees and expenses” for each Fund for details regarding the purchase premium and/or redemption fee charged by that Fund.
•	U.S. Small/Mid Cap Value Fund

•	U.S. Small/Mid Cap Growth Fund

•	Global Growth Fund

•	Developed World Stock Fund

•	International Small Companies Fund

•	Emerging Markets Fund

•	All Fixed Income Funds

•	All Asset Allocation Funds
          Purchase premiums are not assessed on reinvestments of dividends. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions).
Waiver of Purchase Premiums/Redemption Fees
          If the Manager determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it will ordinarily waive or reduce the purchase premium or redemption fee with respect to that portion. The Manager may consider known cash flows out of or into Funds when placing orders for the cash purchase or redemption of Fund shares by Asset Allocation Fund shareholders or other prospective or existing shareholders of the Funds for whom GMO provides asset allocation advice. Consequently, Asset Allocation Funds and those other shareholders for whom GMO provides asset allocation advice will tend to benefit from waivers of the Funds’ purchase premiums and redemption fees to a greater extent than other prospective and existing shareholders of the Funds. All or a portion of the redemption fees for the Asset Allocation Funds may be waived at the Manager’s discretion under circumstances in which the Manager deems it equitable to do so, including without limitation in cases where the weighted average of (i) the estimated transaction costs for directly held assets and (ii) the redemption fees, if any, imposed by the underlying funds is less than the Asset Allocation Fund’s redemption fee. The Manager also may waive or reduce the purchase premium or redemption fee relating to a cash purchase or redemption transaction, as applicable, in extraordinary circumstances if the relevant Fund will not incur transaction costs. The Manager will waive or reduce the purchase premium relating to the in-kind portion of a purchase transaction except to the extent of certain estimated or known transaction costs (e.g., stamp duties or transfer fees) incurred by the relevant Fund in connection with the transfer of the purchasing shareholder’s securities to the Fund. In-kind redemption transactions are generally not subject to redemption fees except to the extent those transactions include a cash component. However, when a substantial portion of a Fund is being redeemed, the Fund may assess estimated or known transaction costs. Waivers of purchase premiums or redemption fees are not available for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms that are allowed pursuant to agreements with GMO Trust to transmit orders for purchases and redemptions to the Manager the day after such orders are received.
Purchase Premiums/Redemption Fees Charged by GMO Funds Offered Through Separate Private Placement Memoranda
          GMO Alternative Asset Opportunity Fund (“AAOF”), GMO Short-Duration Collateral Fund (“SDCF”), and GMO World Opportunity Overlay Fund (“Overlay Fund”), each a series of GMO Trust that is offered through a separate private placement memorandum, each charge a redemption fee of 2.00%. GMO Funds that invest directly (GMO Fixed Income Funds and GMO Asset Allocation Funds) and/or indirectly (GMO Asset Allocation Funds) in AAOF, SDCF, and/or Overlay Fund will bear the cost of these redemption fees and/or transaction costs of securities received on redemptions in-kind from those Funds.
The purchase premiums and redemption fees for the GMO Fixed Income Funds and the GMO Asset Allocation Funds have been revised as detailed below in the revised “Fees and expenses” table for each of these Funds.

GMO Domestic Bond Fund
The sections captioned “Fees and expenses” and “Example” on page 49 of the Prospectus are replaced with the following:
Fees and expenses
     The tables below show, for each class of shares, the expected cost of investing in the Fund.

Shareholder fees (fees paid directly from your investment)	Class III	Class VI
Redemption fee (as a percentage of amount redeemed)	2.00%[1]	2.00%[1]

Annual Fund operating expenses
(expenses that are paid from Fund assets as a percentage of average daily net assets)	Class III	Class VI
Management fee	0.10%	0.10%
Shareholder service fee	0.15%	0.055%
Other expenses	0.03%[2]	0.03%[2]
Total annual fund operating expenses	0.28%	0.19%
Expense reimbursement	(0.03%)[3]	(0.03%)[3]
Net aggregate annual expenses (Fund and underlying Fund expenses)	0.25%	0.16%

[1]	See “Purchase Premiums and Redemption Fees” for a discussion of the Fund’s purchase premium and redemption fee, including circumstances under which the Manager may waive all or a portion of the purchase premium or redemption fee.

[2]	“Other expenses” reflect the aggregate of direct expenses associated with an investment in the Fund and the indirect net expenses associated with the Fund’s investments in other Funds of the Trust and certain other pooled investment vehicles (the “underlying Funds”) for the fiscal year ended February 29, 2008, which have been restated to reflect current fees of certain underlying Funds. Amount does not include expenses associated with investments in the securities of unaffiliated issuers unless such issuers hold themselves out to be investment companies. Net fees of underlying Funds were less than 0.01%.

[3]	The Manager has contractually agreed to reimburse the Fund through at least June 30, 2009 to the extent the Fund’s total annual operating expenses (excluding shareholder service fees, expenses indirectly incurred by investment of underlying Funds, investment-related costs, and other expenses described on page 100 of this Prospectus) exceed 0.10% of the Fund’s average daily net assets.
Example
     This example helps you compare the cost of investing in the Fund (including direct expenses and indirect expenses of the underlying Funds) with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same as those shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

	If you sell your shares				If you do not sell your shares
	1 Year*	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years
Class III	$235	$321	$415	$693	$26	$91	$164	$376
Class VI	$226	$291	$362	$571	$16	$60	$109	$251

* After reimbursement

GMO Core Plus Bond Fund
The sections captioned “Fees and expenses” and “Example” on page 51 of the Prospectus are replaced with the following:
Fees and expenses
     The tables below show, for each class of shares, the expected cost of investing in the Fund.

Shareholder fees (fees paid directly from your investment)	Class III	Class IV
Redemption fee (as a percentage of amount redeemed)	2.00%[1]	2.00%[1]

Annual Fund operating expenses
(expenses that are paid from Fund assets as a percentage of average daily net assets)	Class III	Class IV
Management fee	0.25%	0.25%
Shareholder service fee	0.15%[2]	0.10%[2]
Other expenses	0.05%	0.05%
Acquired fund fees and expenses (underlying Fund expenses)	0.06%[3]	0.06%[3]
Total annual fund operating expenses	0.51%	0.46%
Expense reimbursement/waiver	(0.06%)[2,4]	(0.06%)[2,4]
Net aggregate annual expenses (Fund and underlying Fund expenses)	0.45%	0.40%

[1]	See “Purchase Premiums and Redemption Fees” for a discussion of the Fund’s purchase premium and redemption fee, including circumstances under which the Manager may waive all or a portion of the purchase premium or redemption fee.

[2]	The Manager will waive the Fund’s shareholder service fee to the extent that the aggregate of any direct and indirect shareholder service fees borne by a class of shares of the Fund exceeds the applicable shareholder service fee set forth in the table above; provided, however, that the amount of this waiver will not exceed the applicable shareholder service fee set forth in the table above.

[3]	The amounts indicated are based on the indirect net expenses associated with the Fund’s investments in other Funds of the Trust and certain other pooled investment vehicles (the “underlying Funds”) for the fiscal year ended February 29, 2008, which have been restated to reflect current fees for certain of the underlying Funds. Amounts do not include expenses associated with investments in the securities of unaffiliated issuers unless such issuers hold themselves out to be investment companies. Indirect expenses include interest expense that may be incurred by underlying Funds that enter into reverse repurchase agreements. Net fees and expenses of underlying Funds (before addition of interest expense and as restated) and indirect interest expense were 0.03% and 0.03%, respectively. Indirect expenses include, to the extent applicable, purchase premiums and redemption fees charged by the underlying Funds. Actual indirect expenses will vary depending on the particular underlying Funds in which the Fund’s portfolio is invested.

[4]	The Manager has contractually agreed to reimburse the Fund through at least June 30, 2009 to the extent the Fund’s total annual operating expenses (excluding shareholder service fees, expenses indirectly incurred by investment of underlying Funds, investment-related costs, and other expenses described on page 100 of this Prospectus (collectively, “Excluded Fund Fees and Expenses”)) exceed 0.25% of the Fund’s average daily net assets. In addition, the Manager has contractually agreed to reimburse the Fund through at least June 30, 2009 to the extent that the sum of (a) the Fund’s total annual operating expenses (excluding Excluded Fund Fees and Expenses) and (b) the amount of fees and expenses incurred indirectly by the Fund through its investments in ECDF (excluding ECDF’s Excluded Fund Fees and Expenses), exceeds 0.25% of the Fund’s average daily net assets, subject to a maximum total reimbursement to the Fund equal to 0.25% of the Fund’s average daily net assets.
Example
     This example helps you compare the cost of investing in the Fund (including direct expenses and indirect expenses of the underlying Funds) with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same as those shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

	If you sell your shares				If you do not sell your shares
	1 Year*	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years
Class III	$255	$390	$537	$967	$46	$162	$288	$657
Class IV	$250	$374	$510	$907	$41	$146	$261	$596

* After reimbursement

GMO International Bond Fund
The sections captioned “Fees and expenses” and “Example” on page 53 of the Prospectus are replaced with the following:
Fees and expenses
     The tables below show the expected cost of investing in the Fund.

Shareholder fees (fees paid directly from your investment)	Class III
Redemption fee (as a percentage of amount redeemed)	2.00%[1]

Annual Fund operating expenses
(expenses that are paid from Fund assets as a percentage of average daily net assets)	Class III
Management fee	0.25%
Shareholder service fee	0.15%[2]
Other expenses	0.06%[3]
Acquired fund fees and expenses (underlying Fund expenses)	0.06%[4]
Total annual fund operating expenses	0.52%
Expense reimbursement/waiver	(0.07%)[2,5]
Net aggregate annual expenses (Fund and underlying Fund expenses)	0.45%

[1]	See “Purchase Premiums and Redemption Fees” for a discussion of the Fund’s purchase premium and redemption fee, including circumstances under which the Manager may waive all or a portion of the purchase premium or redemption fee.

[2]	The Manager will waive the Fund’s shareholder service fee to the extent that the aggregate of any direct and indirect shareholder service fees borne by the Fund exceeds 0.15%; provided, however, that the amount of this waiver will not exceed 0.15%.

[3]	“Other expenses” have been restated to reflect current fees.

[4]	The amount indicated is based on the indirect net expenses associated with the Fund’s investments in other Funds of the Trust and certain other pooled investment vehicles (the “underlying Funds”) for the fiscal year ended February 29, 2008, which have been restated to reflect current fees for certain of the underlying Funds. Amount does not include expenses associated with investments in the securities of unaffiliated issuers unless such issuers hold themselves out to be investment companies. Indirect expenses include interest expense that may be incurred by underlying Funds that enter into reverse repurchase agreements. Net fees and expenses of underlying Funds (before addition of interest expense and as restated) and indirect interest expense were 0.02% and 0.04%, respectively. Indirect expenses include, to the extent applicable, purchase premiums and redemption fees charged by the underlying Funds. Actual indirect expenses will vary depending on the particular underlying Funds in which the Fund’s portfolio is invested.

[5]	The Manager has contractually agreed to reimburse the Fund through at least June 30, 2009 to the extent the Fund’s total annual operating expenses (excluding shareholder service fees, expenses indirectly incurred by investment of underlying Funds, investment-related costs, and other expenses described on page 100 of this Prospectus (collectively, “Excluded Fund Fees and Expenses”)) exceed 0.25% of the Fund’s average daily net assets. In addition, the Manager has contractually agreed to reimburse the Fund through at least June 30, 2009 to the extent that the sum of (a) the Fund’s total annual operating expenses (excluding Excluded Fund Fees and Expenses) and (b) the amount of fees and expenses incurred indirectly by the Fund through its investments in ECDF (excluding ECDF’s Excluded Fund Fees and Expenses) exceeds 0.25% of the Fund’s average daily net assets, subject to a maximum total reimbursement to the Fund equal to 0.25% of the Fund’s average daily net assets.
Example
     This example helps you compare the cost of investing in the Fund (including direct expenses and indirect expenses of the underlying Funds) with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same as those shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

	If you sell your shares				If you do not sell your shares
	1 Year*	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years
Class III	$255	$392	$542	$978	$46	$164	$293	$668

* After reimbursement

GMO Strategic Fixed Income Fund
The sections captioned “Fees and expenses” and “Example” on page 55 of the Prospectus are replaced with the following:
Fees and expenses
     The tables below show, for each class of shares, the expected cost of investing in the Fund.

Shareholder fees (fees paid directly from your investment)	Class III	Class VI
Redemption fee (as a percentage of amount redeemed)	2.00%[1]	2.00%[1]

Annual Fund operating expenses
(expenses that are paid from Fund assets as a percentage of average daily net assets)	Class III	Class VI
Management fee	0.25%	0.25%
Shareholder service fee	0.15%[2]	0.055%[2]
Other expenses	0.02%	0.02%
Acquired fund fees and expenses (underlying Fund expenses)	0.06%[3]	0.06%[3]
Total annual fund operating expenses	0.48%	0.39%
Expense reimbursement/waiver	(0.03%)[2,4]	(0.03%)[2,4]
Net aggregate annual expenses (Fund and underlying Fund expenses)	0.45%	0.36%

[1]	See “Purchase Premiums and Redemption Fees” for a discussion of the Fund’s purchase premium and redemption fee, including circumstances under which the Manager may waive all or a portion of the purchase premium or redemption fee.

[2]	The Manager will waive the Fund’s shareholder service fee to the extent that the aggregate of any direct and indirect shareholder service fees borne by the Fund exceeds the applicable shareholder service fee set forth in the table above; provided, however that the amount of this waiver will not exceed the applicable shareholder service fee set forth in the table above.

[3]	The amounts indicated are based on the indirect net expenses associated with the Fund’s investments in other Funds of the Trust and certain other pooled investment vehicles (the “underlying Funds”) for the fiscal year ended February 29, 2008, which have been restated to reflect current fees for certain of the underlying Funds. Amounts do not include expenses associated with investments in the securities of unaffiliated issuers unless such issuers hold themselves out to be investment companies. Indirect expenses include interest expense that may be incurred by underlying Funds that enter into reverse repurchase agreements. Net fees and expenses of underlying Funds (before addition of interest expense and as restated) and indirect interest expense were 0.03% and 0.03%, respectively. Indirect expenses include, to the extent applicable, purchase premiums and redemption fees charged by the underlying Funds. Actual indirect expenses will vary depending on the particular underlying Funds in which the Fund’s portfolio is invested.

[4]	The Manager has contractually agreed to reimburse the Fund through at least June 30, 2009 to the extent the Fund’s total annual operating expenses (excluding shareholder service fees, expenses indirectly incurred by investment of underlying Funds, investment-related costs, and other expenses described on page 100 of this Prospectus (collectively, “Excluded Fund Fees and Expenses”)) exceed 0.25% of the Fund’s average daily net assets. In addition, the Manager has contractually agreed to reimburse the Fund through at least June 30, 2009 to the extent that the sum of (a) the Fund’s total annual operating expenses (excluding Excluded Fund Fees and Expenses) and (b) the amount of fees and expenses incurred indirectly by the Fund through its investments in ECDF (excluding ECDF’s Excluded Fund Fees and Expenses) exceeds 0.25% of the Fund’s average daily net assets, subject to a maximum total reimbursement to the Fund equal to 0.25% of the Fund’s average daily net assets.
Example
     This example helps you compare the cost of investing in the Fund (including annualized direct expenses and annualized indirect expenses of the underlying Funds) with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same as those shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

	If you sell your shares				If you do not sell your shares
	1 Year*	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years
Class III	$255	$384	$524	$934	$46	$155	$275	$623
Class VI	$246	$356	$475	$826	$37	$127	$225	$513

* After reimbursement

GMO Currency Hedged International Bond Fund
The sections captioned “Fees and expenses” and “Example” on page 57 of the Prospectus are replaced with the following:
Fees and expenses
     The tables below show the expected cost of investing in the Fund.

Shareholder fees (fees paid directly from your investment)	Class III
Redemption fee (as a percentage of amount redeemed)	2.00%[1]

Annual Fund operating expenses
(expenses that are paid from Fund assets as a percentage of average daily net assets)	Class III
Management fee	0.25%
Shareholder service fee	0.15%[2]
Other expenses	0.07%
Acquired fund fees and expenses (underlying Fund expenses)	0.07%[3]
Total annual fund operating expenses	0.54%
Expense reimbursement/waiver	(0.09%)[2,4]
Net aggregate annual expenses (Fund and underlying Fund expenses)	0.45%

[1]	See “Purchase Premiums and Redemption Fees” for a discussion of the Fund’s purchase premium and redemption fee, including circumstances under which the Manager may waive all or a portion of the purchase premium or redemption fee.

[2]	The Manager will waive the Fund’s shareholder service fee to the extent that the aggregate of any direct and indirect shareholder service fees borne by the Fund exceeds 0.15%; provided, however, that the amount of this waiver will not exceed 0.15%.

[3]	The amount indicated is based on the indirect net expenses associated with the Fund’s investments in other Funds of the Trust and certain other pooled investment vehicles (the “underlying Funds”) for the fiscal year ended February 29, 2008, which have been restated to reflect current fees for certain of the underlying Funds. Amount does not include expenses associated with investments in the securities of unaffiliated issuers unless such issuers hold themselves out to be investment companies. Indirect expenses include interest expense that may be incurred by underlying Funds that enter into reverse repurchase agreements. Net fees and expenses of underlying Funds (before addition of interest expense and as restated) and indirect interest expense were 0.03% and 0.04%, respectively. Indirect expenses include, to the extent applicable, purchase premiums and redemption fees charged by the underlying Funds. Actual indirect expenses will vary depending on the particular underlying Funds in which the Fund’s portfolio is invested.

[4]	The Manager has contractually agreed to reimburse the Fund through at least June 30, 2009 to the extent the Fund’s total annual operating expenses (excluding shareholder service fees, expenses indirectly incurred by investment of underlying Funds, investment-related costs, and other expenses described on page 100 of this Prospectus (collectively, “Excluded Fund Fees and Expenses”)) exceed 0.25% of the Fund’s average daily net assets. In addition, the Manager has contractually agreed to reimburse the Fund through at least June 30, 2009 to the extent that the sum of (a) the Fund’s total annual operating expenses (excluding Excluded Fund Fees and Expenses) and (b) the amount of fees and expenses incurred indirectly by the Fund through its investments in ECDF (excluding ECDF’s Excluded Fund Fees and Expenses) exceeds 0.25% of the Fund’s average daily net assets, subject to a maximum total reimbursement to the Fund equal to 0.25% of the Fund’s average daily net assets.
Example
     This example helps you compare the cost of investing in the Fund (including direct expenses and indirect expenses of the underlying Funds) with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same as those shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

	If you sell your shares				If you do not sell your shares
	1 Year*	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years
Class III	$255	$394	$546	$989	$46	$166	$297	$680

* After reimbursement

GMO Global Bond Fund
The sections captioned “Fees and expenses” and “Example” on page 59 of the Prospectus are replaced with the following:
Fees and expenses
     The tables below show the expected cost of investing in the Fund.

Shareholder fees (fees paid directly from your investment)	Class III
Redemption fee (as a percentage of amount redeemed)	2.00%[1]

Annual Fund operating expenses
(expenses that are paid from Fund assets as a percentage of average daily net assets)	Class III
Management fee	0.19%
Shareholder service fee	0.15%[2]
Other expenses	0.07%
Acquired fund fees and expenses (underlying Fund expenses)	0.07%[3]
Total annual fund operating expenses	0.48%
Expense reimbursement/waiver	(0.03%)[2,4]
Net aggregate annual expenses (Fund and underlying Fund expenses)	0.45%

[1]	See “Purchase Premiums and Redemption Fees” for a discussion of the Fund’s purchase premium and redemption fee, including circumstances under which the Manager may waive all or a portion of the purchase premium or redemption fee.

[2]	The Manager will waive the Fund’s shareholder service fee to the extent that the aggregate of any direct and indirect shareholder service fees borne by the Fund exceeds 0.15%; provided, however, that the amount of this waiver will not exceed 0.15%.

[3]	The amount indicated is based on the indirect net expenses associated with the Fund’s investments in other Funds of the Trust and certain other pooled investment vehicles (the “underlying Funds”) for the fiscal year ended February 29, 2008, which have been restated to reflect current fees for certain of the underlying Funds. Amount does not include expenses associated with investments in the securities of unaffiliated issuers unless such issuers hold themselves out to be investment companies. Indirect expenses include interest expense that may be incurred by underlying Funds that enter into reverse repurchase agreements. Net fees and expenses of underlying Funds (before addition of interest expense and as restated) and indirect interest expense were 0.03% and 0.04%, respectively. Indirect expenses include, to the extent applicable, purchase premiums and redemption fees charged by the underlying Funds. Actual indirect expenses will vary depending on the particular underlying Funds in which the Fund’s portfolio is invested.

[4]	The Manager has contractually agreed to reimburse the Fund through at least June 30, 2009 to the extent the Fund’s total annual operating expenses (excluding shareholder service fees, expenses indirectly incurred by investment of underlying Funds, investment-related costs, and other expenses described on page 100 of this Prospectus (collectively, “Excluded Fund Fees and Expenses”)) exceed 0.25% of the Fund’s average daily net assets. In addition, the Manager has contractually agreed to reimburse the Fund through at least June 30, 2009 to the extent that the sum of (a) the Fund’s total annual operating expenses (excluding Excluded Fund Fees and Expenses) and (b) the amount of fees and expenses incurred indirectly by the Fund through its investments in ECDF (excluding ECDF’s Excluded Fund Fees and Expenses) exceeds 0.25% of the Fund’s average daily net assets, subject to a maximum total reimbursement to the Fund equal to 0.25% of the Fund’s average daily net assets.
Example
     This example helps you compare the cost of investing in the Fund (including direct expenses and indirect expenses of the underlying Funds) with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same as those shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

	If you sell your shares				If you do not sell your shares
	1 Year*	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years
Class III	$255	$384	$524	$934	$46	$155	$275	$623

* After reimbursement

GMO Emerging Country Debt Fund
The sections captioned “Fees and expenses” and “Example” on page 61 of the Prospectus are replaced with the following:
Fees and expenses
     The tables below show, for each class of shares, the expected cost of investing in the Fund.

Shareholder fees (fees paid directly from your investment)	Class III	Class IV
Purchase premium (as a percentage of amount invested)	0.50%[1]	0.50%[1]
Redemption fee (as a percentage of amount redeemed)	2.00%[1]	2.00%[1]

Annual Fund operating expenses
(expenses that are paid from Fund assets as a percentage of average daily net assets)	Class III	Class IV
Management fee	0.35%	0.35%
Shareholder service fee	0.15%	0.10%
Other expenses	0.82%[2]	0.82%[2]
Total annual fund operating expenses	1.32%	1.27%

[1]	See “Purchase Premiums and Redemption Fees” for a discussion of the Fund’s purchase premium and redemption fee, including circumstances under which the Manager may waive all or a portion of the purchase premium or redemption fee.

[2]	“Other expenses” have been restated to reflect current fees and reflect inclusion of interest expense incurred by the Fund as a result of entering into reverse repurchase agreements. For the fiscal year ended February 29, 2008, other expenses (before addition of interest expense) and interest expense were 0.08% and 0.74%, respectively. “Other expenses” reflect the aggregate of direct expenses associated with an investment in the Fund and the indirect net expenses associated with the Fund’s investment in other Funds of the Trust and certain other pooled investment vehicles (the “underlying Funds”) for the fiscal year ended February 29, 2008. Amounts do not include expenses associated with investment in the securities of unaffiliated issuers unless such issuers hold themselves out to be investment companies. Net fees and expenses of underlying Funds were less than 0.01%.
Example
     This example helps you compare the cost of investing in the Fund (including direct expenses and indirect expenses of the underlying Funds) with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same as those shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

	If you sell your shares				If you do not sell your shares
	1 Year*	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years
Class III	$390	$688	$1,008	$1,918	$184	$466	$770	$1,632
Class IV	$385	$675	$987	$1,873	$179	$453	$748	$1,587

* After reimbursement

GMO Short-Duration Investment Fund
The sections captioned “Fees and expenses” and “Example” on page 63 of the Prospectus are replaced with the following:
Fees and expenses
     The tables below show the expected cost of investing in the Fund.

Shareholder fees (fees paid directly from your investment)	Class III
Redemption fee (as a percentage of amount redeemed)	2.00%[1]

Annual Fund operating expenses
(expenses that are paid from Fund assets as a percentage of average daily net assets)	Class III
Management fee	0.05%
Shareholder service fee	0.15%
Other expenses	0.62%[2]
Total annual fund operating expenses	0.82%
Expense reimbursement	(0.62%)[3]
Net aggregate annual expenses (Fund and underlying Fund expenses)	0.20%

[1]	See “Purchase Premiums and Redemption Fees” for a discussion of the Fund’s purchase premium and redemption fee, including circumstances under which the Manager may waive all or a portion of the purchase premium or redemption fee.

[2]	“Other expenses” have been restated to reflect current fees and reflect the aggregate of direct expenses associated with an investment in the Fund and the indirect net expenses associated with the Fund’s investments in other Funds of the Trust (the “underlying Funds”) for the fiscal year ended February 29, 2008, which have been restated to reflect current fees of certain underlying Funds. Amount does not include expenses associated with investments in the securities of unaffiliated issuers unless such issuers hold themselves out to be investment companies. Net fees of underlying Funds were less than 0.01%.

[3]	The Manager has contractually agreed to reimburse the Fund through at least June 30, 2009 to the extent the Fund’s total annual operating expenses (excluding shareholder service fees, expenses indirectly incurred by investment of underlying Funds, investment-related costs, and other expenses described on page 100 of this Prospectus) exceed 0.05% of the Fund’s average daily net assets.
Example
     This example helps you compare the cost of investing in the Fund (including direct expenses and indirect expenses of the underlying Funds) with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same as those shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

	If you sell your shares				If you do not sell your shares
	1 Year*	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years
Class III	$230	$431	$650	$1,280	$20	$204	$403	$978

* After reimbursement

GMO Short-Duration Collateral Share Fund
The sections captioned “Fees and expenses” and “Example” on page 65 of the Prospectus are replaced with the following:
Fees and expenses
     The tables below show the expected cost of investing in the Fund.

Shareholder fees (fees paid directly from your investment)	Class III
Redemption fee (as a percentage of amount redeemed)	2.00%[1]

Annual Fund operating expenses
(expenses that are paid from Fund assets as a percentage of average daily net assets)	Class III
Management fee	0.05%
Shareholder service fee	0.15%
Other expenses	0.16%[2]
Total annual fund operating expenses	0.36%
Expense reimbursement	(0.16%)[3]
Net aggregate annual expenses (Fund and underlying Fund expenses)	0.20%

[1]	See “Purchase Premiums and Redemption Fees” for a discussion of the Fund’s purchase premium and redemption fee, including circumstances under which the Manager may waive all or a portion of the purchase premium or redemption fee.

[2]	“Other expenses” have been restated to reflect current fees and reflect the aggregate of direct expenses associated with an investment in the Fund and the indirect net expenses associated with the Fund’s investments in SDCF (the “underlying Fund”) for the fiscal year ended February 29, 2008. Amount does not include expenses associated with investments in the securities of unaffiliated issuers unless such issuers hold themselves out to be investment companies. Net fees of underlying Funds were less than 0.01%.

[3]	The Manager has contractually agreed to reimburse the Fund through at least June 30, 2009 to the extent the Fund’s total annual operating expenses (excluding shareholder service fees, expenses indirectly incurred by investment in SDCF, investment-related costs, and other expenses described on page 100 of this Prospectus) exceed 0.05% of the Fund’s average daily net assets.
Example
     This example helps you compare the cost of investing in the Fund (including annualized direct expenses and annualized indirect expenses of SDCF) with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same as those shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

	If you sell your shares				If you do not sell your shares
	1 Year*	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years
Class III	$230	$331	$442	$766	$20	$102	$191	$451

* After reimbursement

GMO Inflation Indexed Plus Bond Fund
The sections captioned “Fees and expenses” and “Example” on page 67 of the Prospectus are replaced with the following:
Fees and expenses
     The tables below show, for each class of shares, the expected cost of investing in the Fund.

Shareholder fees (fees paid directly from your investment)	Class III	Class VI
Redemption fee (as a percentage of amount redeemed)	2.00%[1]	2.00%[1]

Annual Fund operating expenses
(expenses that are paid from Fund assets as a percentage of average daily net assets)	Class III	Class VI
Management fee	0.25%	0.25%
Shareholder service fee	0.15%[2]	0.055%[2]
Other expenses	0.20%[3]	0.20%[3]
Acquired fund fees and expenses (underlying Fund expenses)	0.10%[4]	0.10%[4]
Total annual fund operating expenses	0.70%	0.61%
Expense reimbursement/waiver	(0.15%)[2,5]	(0.15%)[2,5]
Net aggregate annual expenses (Fund and underlying Fund expenses)	0.55%	0.46%

[1]	See “Purchase Premiums and Redemption Fees” for a discussion of the Fund’s purchase premium and redemption fee, including circumstances under which the Manager may waive all or a portion of the purchase premium or redemption fee.

[2]	The Manager will waive the Fund’s shareholder service fee to the extent that any direct and indirect shareholder service fees borne by the Fund exceed the applicable shareholder service fee set forth in the table above; provided, however that the amount of this waiver will not exceed the applicable shareholder service fee set forth in the table above.

[3]	“Other expenses” have been restated to reflect current fees and reflect inclusion of interest expense incurred by the Fund as a result of entering into reverse repurchase agreements. For the fiscal year ended February 29, 2008, other expenses (before addition of interest expense) and interest expense were 0.13% and 0.07%, respectively.

[4]	The amounts indicated are based on the indirect net expenses associated with the Fund’s investments in other Funds of the Trust and certain other pooled investment vehicles (the “underlying Funds”) for the fiscal year ended February 29, 2008, which have been restated to reflect current fees for certain of the underlying Funds. Amounts do not include expenses associated with investments in the securities of unaffiliated issuers unless such issuers hold themselves out to be investment companies. Indirect expenses include interest expense that may be incurred by underlying Funds that enter into reverse repurchase agreements. Net fees and expenses of underlying Funds (before addition of interest expense and as restated) and indirect interest expense were 0.06% and 0.04%, respectively. Indirect expenses include, to the extent applicable, purchase premiums and redemption fees charged by the underlying Funds. Actual indirect expenses will vary depending on the particular underlying Funds in which the Fund’s portfolio is invested.

[5]	The Manager has contractually agreed to reimburse the Fund through at least June 30, 2009 to the extent the Fund’s total annual operating expenses (excluding shareholder service fees, expenses indirectly incurred by investment of underlying Funds, investment-related costs, and other expenses described on page 100 of this Prospectus (collectively, “Excluded Fund Fees and Expenses”)) exceed 0.25% of the Fund’s average daily net assets. In addition, the Manager has contractually agreed to reimburse the Fund through at least June 30, 2009 to the extent that the sum of (a) the Fund’s total annual operating expenses (excluding Excluded Fund Fees and Expenses) and (b) the amount of fees and expenses incurred indirectly by the Fund through its investments in ECDF (excluding ECDF’s Excluded Fund Fees and Expenses) exceeds 0.25% of the Fund’s average daily net assets, subject to a maximum total reimbursement to the Fund equal to 0.25% of the Fund’s average daily net assets.
Example
     This example helps you compare the cost of investing in the Fund (including annualized direct expenses and annualized indirect expenses of the underlying Funds) with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same as those shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

	If you sell your shares				If you do not sell your shares
	1 Year*	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years
Class III	$265	$438	$626	$1,172	$56	$211	$379	$867
Class VI	$256	$410	$578	$1,067	$47	$182	$330	$759

* After reimbursement

GMO U.S. Equity Allocation Fund
The sections captioned “Fees and expenses” and “Example” on page 71 of the Prospectus are replaced with the following:
Fees and expenses
     The tables below show the expected cost of investing in the Fund.

Shareholder fees (fees paid directly from your investment)	Class III

Purchase premium (as a percentage of amount invested)	0.02%[1]
Redemption fee (as a percentage of amount redeemed)	0.02%[1]

Annual Fund operating expenses
(expenses that are paid from Fund assets as a percentage of average daily net assets)	Class III

Management fee	0.00%
Shareholder service fee	0.00%
Other expenses	0.04%
Acquired fund fees and expenses (underlying Fund expenses)	0.41%[2]
Total annual fund operating expenses	0.45%
Expense reimbursement	(0.04%)[3]
Net aggregate annual expenses (Fund and underlying Fund expenses)	0.41%

[1]	See “Purchase Premiums and Redemption Fees” for a discussion of the Fund’s purchase premium and redemption fee, including circumstances under which the Manager may waive all or a portion of the purchase premium or redemption fee.

[2]	The amount indicated is based on the indirect net expenses associated with the Fund’s investment in underlying Funds for the fiscal year ended February 29, 2008, which have been restated to reflect current fees for certain of the underlying Funds. Amount does not include expenses associated with investments in the securities of unaffiliated issuers unless such issuers hold themselves out to be investment companies. Indirect expenses include interest expenses that may be incurred by underlying Funds. Net fees and expenses of underlying Funds (before addition of interest expense and as restated) and indirect interest expense were 0.41% and less than 0.01%, respectively. Indirect expenses include, to the extent applicable, purchase premiums and redemption fees charged by the underlying Funds. Actual indirect expenses will vary depending on the particular underlying Funds in which the Fund’s portfolio is invested.

[3]	The Manager has contractually agreed to reimburse the Fund through at least June 30, 2009 (excluding expenses indirectly incurred by investment in underlying Funds, investment-related costs, and other expenses described on page 100 of this Prospectus).
Example
          This example helps you compare the cost of investing in the Fund (including direct expenses and indirect expenses of the underlying Funds) with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same as those shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

	If you sell your shares				If you do not sell your shares
	1 Year**	3 Years	5 Years	10 Years	1 Year**	3 Years	5 Years	10 Years
Class III	$46	$151	$266	$602	$44	$149	$264	$599

**	After reimbursement

GMO International Equity Allocation Fund
The sections captioned “Fees and expenses” and “Example” on page 73 of the Prospectus are replaced with the following:
Fees and expenses
     The tables below show the expected cost of investing in the Fund.

Shareholder fees (fees paid directly from your investment)	Class III

Purchase premium (as a percentage of amount invested)	0.18%[1]
Redemption fee (as a percentage of amount redeemed)	0.18%[1]

Annual Fund operating expenses
(expenses that are paid from Fund assets as a percentage of average daily net assets)	Class III

Management fee	0.00%
Shareholder service fee	0.00%
Other expenses	0.01%
Acquired fund fees and expenses (underlying Fund expenses)	0.76%[2]
Total annual fund operating expenses	0.77%
Expense reimbursement	(0.01%)[3]
Net aggregate annual expenses (Fund and underlying Fund expenses)	0.76%

[1]	See “Purchase Premiums and Redemption Fees” for a discussion of the Fund’s purchase premium and redemption fee, including circumstances under which the Manager may waive all or a portion of the purchase premium or redemption fee.

[2]	The amount indicated is based on the indirect net expenses associated with the Fund’s investment in underlying Funds for the fiscal year ended February 29, 2008, which have been restated to reflect current fees for certain of the underlying Funds. Amount does not include expenses associated with investments in the securities of unaffiliated issuers unless such issuers hold themselves out to be investment companies. Indirect expenses include, to the extent applicable, purchase premiums and redemption fees charged by the underlying Funds. Actual indirect expenses will vary depending on the particular underlying Funds in which the Fund’s portfolio is invested.

[3]	The Manager has contractually agreed to reimburse the Fund through at least June 30, 2009 (excluding expenses indirectly incurred by investment in underlying Funds, investment-related costs, and other expenses described on page 100 of this Prospectus).
Example
          This example helps you compare the cost of investing in the Fund (including direct expenses and indirect expenses of the underlying Funds) with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same as those shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

	If you sell your shares				If you do not sell your shares
	1 Year*	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years
Class III	$114	$294	$488	$1,051	$95	$273	$466	$1,024

*	After reimbursement

GMO International Opportunities Equity Allocation Fund
The sections captioned “Fees and expenses” and “Example” on page 75 of the Prospectus are replaced with the following:
Fees and expenses
     The tables below show the expected cost of investing in the Fund.

Shareholder fees (fees paid directly from your investment)	Class III

Purchase premium (as a percentage of amount invested)	0.04%[1]
Redemption fee (as a percentage of amount redeemed)	0.04%[1]

Annual Fund operating expenses
(expenses that are paid from Fund assets as a percentage of average daily net assets)	Class III

Management fee	0.00%
Shareholder service fee	0.00%
Other expenses	0.02%
Acquired fund fees and expenses (underlying Fund expenses)	0.61%[2]
Total annual fund operating expenses	0.63%
Expense reimbursement	(0.02%)[3]
Net aggregate annual expenses (Fund and underlying Fund expenses)	0.61%

[1]	See “Purchase Premiums and Redemption Fees” for a discussion of the Fund’s purchase premium and redemption fee, including circumstances under which the Manager may waive all or a portion of the purchase premium or redemption fee.

[2]	The amount indicated is based on the indirect net expenses associated with the Fund’s investment in underlying Funds for the fiscal year ended February 29, 2008, which have been restated to reflect current fees for certain of the underlying Funds. Amount does not include expenses associated with investments in the securities of unaffiliated issuers unless such issuers hold themselves out to be investment companies. Indirect expenses include, to the extent applicable, purchase premiums and redemption fees charged by the underlying Funds. Actual indirect expenses will vary depending on the particular underlying Funds in which the Fund’s portfolio is invested.

[3]	The Manager has contractually agreed to reimburse the Fund through at least June 30, 2009 (excluding expenses indirectly incurred by investment in underlying Funds, investment-related costs, and other expenses described on page 100 of this Prospectus).
Example
          This example helps you compare the cost of investing in the Fund (including direct expenses and indirect expenses of the underlying Funds) with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same as those shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

	If you sell your shares				If you do not sell your shares
	1 Year*	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years
Class III	$70	$219	$381	$850	$66	$214	$376	$844

*	After reimbursement

GMO Global Equity Allocation Fund
The sections captioned “Fees and expenses” and “Example” on page 77 of the Prospectus are replaced with the following:
Fees and expenses
     The tables below show the expected cost of investing in the Fund.

Shareholder fees (fees paid directly from your investment)	Class III

Purchase premium (as a percentage of amount invested)	0.12%[1]
Redemption fee (as a percentage of amount redeemed)	0.12%[1]

Annual Fund operating expenses
(expenses that are paid from Fund assets as a percentage of average daily net assets)	Class III

Management fee	0.00%
Shareholder service fee	0.00%
Other expenses	0.02%
Acquired fund fees and expenses (underlying Fund expenses)	0.60%[2]
Total annual fund operating expenses	0.62%
Expense reimbursement	(0.02%)[3]
Net aggregate annual expenses (Fund and underlying Fund expenses)	0.60%

[1]	See “Purchase Premiums and Redemption Fees” for a discussion of the Fund’s purchase premium and redemption fee, including circumstances under which the Manager may waive all or a portion of the purchase premium or redemption fee.

[2]	The amount indicated is based on the indirect net expenses associated with the Fund’s investment in underlying Funds for the fiscal year ended February 29, 2008, which have been restated to reflect current fees for certain of the underlying Funds. Amount does not include expenses associated with investments in the securities of unaffiliated issuers unless such issuers hold themselves out to be investment companies. Indirect expenses include interest expense that may be incurred by underlying Funds that enter into reverse repurchase agreements. Net fees and expenses of underlying Funds (before addition of interest expense and as restated) and indirect interest expense were 0.59% and 0.01%, respectively. Indirect expenses include, to the extent applicable, purchase premiums and redemption fees charged by the underlying Funds. Actual indirect expenses will vary depending on the particular underlying Funds in which the Fund’s portfolio is invested.

[3]	The Manager has contractually agreed to reimburse the Fund through at least June 30, 2009 (excluding expenses indirectly incurred by investment in underlying Funds, investment-related costs, and other expenses described on page 100 of this Prospectus).
Example
          This example helps you compare the cost of investing in the Fund (including direct expenses and indirect expenses of the underlying Funds) with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same as those shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

	If you sell your shares				If you do not sell your shares
	1 Year*	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years
Class III	$86	$237	$402	$879	$73	$223	$387	$861

*	After reimbursement

GMO World Opportunities Equity Allocation Fund
The sections captioned “Fees and expenses” and “Example” on page 79 of the Prospectus are replaced with the following:
Fees and expenses
     The tables below show the expected cost of investing in the Fund.

Shareholder fees (fees paid directly from your investment)	Class III

Purchase premium (as a percentage of amount invested)	0.04%[1]
Redemption fee (as a percentage of amount redeemed)	0.04%[1]

Annual Fund operating expenses
(expenses that are paid from Fund assets as a percentage of average daily net assets)	Class III

Management fee	0.00%
Shareholder service fee	0.00%
Other expenses	0.01%
Acquired fund fees and expenses (underlying Fund expenses)	0.53%[2]
Total annual fund operating expenses	0.54%
Expense reimbursement	(0.01%)[3]
Net aggregate annual expenses (Fund and underlying Fund expenses)	0.53%

[1]	See “Purchase Premiums and Redemption Fees” for a discussion of the Fund’s purchase premium and redemption fee, including circumstances under which the Manager may waive all or a portion of the purchase premium or redemption fee.

[2]	The amount indicated is based on the indirect net expenses associated with the Fund’s investment in underlying Funds for the fiscal year ended February 29, 2008, which have been restated to reflect current fees for certain of the underlying Funds. Amount does not include expenses associated with investments in the securities of unaffiliated issuers unless such issuers hold themselves out to be investment companies. Indirect expenses include, to the extent applicable, purchase premiums and redemption fees charged by the underlying Funds. Actual indirect expenses will vary depending on the particular underlying Funds in which the Fund’s portfolio is invested.

[3]	The Manager has contractually agreed to reimburse the Fund through at least June 30, 2009 (excluding expenses indirectly incurred by investment in underlying Funds, investment-related costs, and other expenses described on page 100 of this Prospectus).
Example
          This example helps you compare the cost of investing in the Fund (including direct expenses and indirect expenses of the underlying Funds) with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same as those shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

	If you sell your shares				If you do not sell your shares
	1 Year*	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years
Class III	$62	$196	$341	$764	$58	$191	$336	$758

*	After reimbursement

GMO Global Balanced Asset Allocation Fund
The sections captioned “Fees and expenses” and “Example” on page 81 of the Prospectus are replaced with the following:
Fees and expenses
     The tables below show the expected cost of investing in the Fund.

Shareholder fees (fees paid directly from your investment)	Class III

Purchase premium (as a percentage of amount invested)	0.09%[1]
Redemption fee (as a percentage of amount redeemed)	2.00%[1]

Annual Fund operating expenses
(expenses that are paid from Fund assets as a percentage of average daily net assets)	Class III

Management fee	0.00%
Shareholder service fee	0.00%
Other expenses	0.01%
Acquired fund fees and expenses (underlying Fund expenses)	0.60%[2]
Total annual fund operating expenses	0.61%
Expense reimbursement	(0.01%)[3]
Net aggregate annual expenses (Fund and underlying Fund expenses)	0.60%

[1]	See “Purchase Premiums and Redemption Fees” for a discussion of the Fund’s purchase premium and redemption fee, including circumstances under which the Manager may waive all or a portion of the purchase premium or redemption fee.

[2]	The amount indicated is based on the indirect net expenses associated with the Fund’s investment in underlying Funds for the fiscal year ended February 29, 2008, which have been restated to reflect current fees for certain of the underlying Funds. Amount does not include expenses associated with investments in the securities of unaffiliated issuers unless such issuers hold themselves out to be investment companies. Indirect expenses include interest expense that may be incurred by underlying Funds that enter into reverse repurchase agreements. Net fees and expenses of underlying Funds (before addition of interest expense and as restated) and indirect interest expense were 0.58% and 0.02%, respectively. Indirect expenses include, to the extent applicable, purchase premiums and redemption fees charged by the underlying Funds. Actual indirect expenses will vary depending on the particular underlying Funds in which the Fund’s portfolio is invested.

[3]	The Manager has contractually agreed to reimburse the Fund through at least June 30, 2009 (excluding expenses indirectly incurred by investment in underlying Funds, investment-related costs, and other expenses described on page 100 of this Prospectus).
Example
          This example helps you compare the cost of investing in the Fund (including direct expenses and indirect expenses of the underlying Funds) with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same as those shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

	If you sell your shares				If you do not sell your shares
	1 Year**	3 Years	5 Years	10 Years	1 Year**	3 Years	5 Years	10 Years
Class III	$279	$454	$644	$1,196	$70	$227	$397	$891

**	After reimbursement

GMO Strategic Opportunities Allocation Fund
The sections captioned “Fees and expenses” and “Example” on page 83 of the Prospectus are replaced with the following:
Fees and expenses
     The tables below show the expected cost of investing in the Fund.

Shareholder fees (fees paid directly from your investment)	Class III

Purchase premium (as a percentage of amount invested)	0.03%[1]
Redemption fee (as a percentage of amount redeemed)	2.00%[1]

Annual Fund operating expenses
(expenses that are paid from Fund assets as a percentage of average daily net assets)	Class III

Management fee	0.00%
Shareholder service fee	0.00%
Other expenses	0.02%
Acquired fund fees and expenses (underlying Fund expenses)	0.56%[2]
Total annual fund operating expenses	0.58%
Expense reimbursement	(0.02%)[3]
Net aggregate annual expenses (Fund and underlying Fund expenses)	0.56%

[1]	See “Purchase Premiums and Redemption Fees” for a discussion of the Fund’s purchase premium and redemption fee, including circumstances under which the Manager may waive all or a portion of the purchase premium or redemption fee.

[2]	The amount indicated is based on the indirect net expenses associated with the Fund’s investment in underlying Funds for the fiscal year ended February 29, 2008, which have been restated to reflect current fees for certain of the underlying Funds. Amount does not include expenses associated with investments in the securities of unaffiliated issuers unless such issuers hold themselves out to be investment companies. Indirect expenses include interest expense that may be incurred by underlying Funds that enter into reverse repurchase agreements. Net fees and expenses of underlying Funds (before addition of interest expense and as restated) and indirect interest expense were 0.54% and 0.02%, respectively. Indirect expenses include, to the extent applicable, purchase premiums and redemption fees charged by the underlying Funds. Actual indirect expenses will vary depending on the particular underlying Funds in which the Fund’s portfolio is invested.

[3]	The Manager has contractually agreed to reimburse the Fund through at least June 30, 2009 (excluding expenses indirectly incurred by investment in underlying Funds, investment-related costs, and other expenses described on page 100 of this Prospectus).
Example
          This example helps you compare the cost of investing in the Fund (including direct expenses and indirect expenses of the underlying Funds) with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same as those shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

	If you sell your shares				If you do not sell your shares
	1 Year**	3 Years	5 Years	10 Years	1 Year**	3 Years	5 Years	10 Years
Class III	$269	$429	$604	$1,111	$60	$202	$356	$805

**	After reimbursement

GMO Benchmark-Free Allocation Fund
The sections captioned “Fees and expenses” and “Example” on page 85 of the Prospectus are replaced with the following:
Fees and expenses
     The tables below show the expected cost of investing in the Fund.

Shareholder fees (fees paid directly from your investment)	Class III

Purchase premium (as a percentage of amount invested)	0.10%[1]
Redemption fee (as a percentage of amount redeemed)	2.00%[1]

Annual Fund operating expenses
(expenses that are paid from Fund assets as a percentage of average daily net assets)	Class III

Management fee	0.00%
Shareholder service fee	0.00%
Other expenses	0.01%
Acquired fund fees and expenses (underlying Fund expenses)	0.82%[2]
Total annual fund operating expenses	0.83%
Expense reimbursement	(0.01%)[3]
Net aggregate annual expenses (Fund and underlying Fund expenses)	0.82%

[1]	See “Purchase Premiums and Redemption Fees” for a discussion of the Fund’s purchase premium and redemption fee, including circumstances under which the Manager may waive all or a portion of the purchase premium or redemption fee.

[2]	The amount indicated is based on the indirect net expenses associated with the Fund’s investment in underlying Funds for the fiscal year ended February 29, 2008, which have been restated to reflect current fees for certain of the underlying Funds. Amount does not include expenses associated with investments in the securities of unaffiliated issuers unless such issuers hold themselves out to be investment companies. Indirect expenses include interest expense that may be incurred by underlying Funds that enter into reverse repurchase agreements. Net fees and expenses of underlying Funds (before addition of interest expense and as restated) and indirect interest expense were 0.78% and 0.04%, respectively. Indirect expenses include, to the extent applicable, purchase premiums and redemption fees charged by the underlying Funds. Actual indirect expenses will vary depending on the particular underlying Funds in which the Fund’s portfolio is invested.

[3]	The Manager has contractually agreed to reimburse the Fund through at least June 30, 2009 (excluding expenses indirectly incurred by investment in underlying Funds, investment-related costs, and other expenses described on page 100 of this Prospectus).
Example
          This example helps you compare the cost of investing in the Fund (including direct expenses and indirect expenses of the underlying Funds) with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same as those shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

	If you sell your shares				If you do not sell your shares
	1 Year*	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years
Class III	$302	$533	$784	$1,503	$94	$308	$540	$1,206

*	After reimbursement

GMO Alpha Only Fund
The sections captioned “Fees and expenses” and “Example” on page 87 of the Prospectus are replaced with the following:
Fees and expenses
     The tables below show, for each class of shares, the expected cost of investing in the Fund.

Shareholder fees (fees paid directly from your investment)	Class III	Class IV

Purchase premium (as a percentage of amount invested)	0.00%[1]	0.00%[1]
Redemption fee (as a percentage of amount redeemed)	0.00%[1]	0.00%[1]

Annual Fund operating expenses
(expenses that are paid from Fund assets as a percentage of average daily net assets)	Class III	Class IV

Management fee	0.50%	0.50%
Shareholder service fee	0.15%[2]	0.10%[2]
Other expenses	0.02%	0.02%
Acquired fund fees and expenses (underlying Fund expenses)	0.64%[3]	0.64%[3]
Total annual fund operating expenses	1.31%	1.26%
Expense reimbursement/waiver	(0.50%)[2,4]	(0.50%)[2,4]
Net aggregate annual expenses (Fund and underlying Fund expenses)	0.81%	0.76%

[1]	See “Purchase Premiums and Redemption Fees” for a discussion of the Fund’s purchase premium and redemption fee, including circumstances under which the Manager may waive all or a portion of the purchase premium or redemption fee.

[2]	The Manager will waive the Fund’s shareholder service fee to the extent that the aggregate of any direct and indirect shareholder service fees borne by a class of shares of the Fund exceeds the applicable shareholder service fee set forth in the table above; provided, however, that the amount of this waiver will not exceed the applicable shareholder service fee set forth in the table above.

[3]	The amounts indicated are based on the indirect net expenses associated with the Fund’s investment in underlying Funds for the fiscal year ended February 29, 2008, which have been restated to reflect current fees for certain of the underlying Funds. Amounts do not include expenses associated with investments in the securities of unaffiliated issuers unless such issuers hold themselves out to be investment companies. Indirect expenses include, to the extent applicable, purchase premiums and redemption fees charged by the underlying Funds. Actual indirect expenses will vary depending on the particular underlying Funds in which the Fund’s portfolio is invested.

[4]	The Manager has contractually agreed to reimburse the Fund through at least June 30, 2009 to the extent the Fund’s total annual operating expenses (excluding shareholder service fees, expenses indirectly incurred by investment in underlying Funds, investment-related costs, and other expenses described on page 100 of this Prospectus (collectively, “Excluded Fund Fees and Expenses”)) exceed 0.50% of the Fund’s average daily net assets. In addition, the Manager has contractually agreed to reimburse the Fund through at least June 30, 2009 to the extent that the sum of (a) the Fund’s total annual operating expenses (excluding Excluded Fund Fees and Expenses) and (b) the amount of fees and expenses incurred indirectly by the Fund through its investment in underlying Funds (excluding these Funds’ Excluded Fund Fees and Expenses), exceeds 0.50% of the Fund’s average daily net assets, subject to a maximum total reimbursement to the Fund equal to 0.50% of the Fund’s average daily net assets.
Example
          This example helps you compare the cost of investing in the Fund (including direct expenses and indirect expenses of the underlying Funds) with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same as those shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

	If you sell your shares					If you do not sell your shares
	1 Year*	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years
Class III	$83	$372	$683	$1,566	$83	$372	$683	$1,566
Class IV	$78	$357	$657	$1,510	$78	$357	$657	$1,510

*	After reimbursement

Purchases of Shares
Effective December 10, 2008, the Funds will no longer accept purchases of a Fund’s shares via exchange of another Fund’s shares, and the reference to purchasing shares by exchange from another Fund on page 103 of the Prospectus is hereby deleted.
New Wire Instructions for Purchasing Shares
Effective November 3, 2008, the section captioned “By wire” under “Funding Your Investment” on page 103 of the Prospectus is replaced in its entirety with the following:

By wire.	Instruct your bank to wire the amount of your investment to:
State Street Bank and Trust Company, Boston, Massachusetts
ABA#: 011000028
Attn: Transfer Agent
Credit: GMO Deposit Account 00330902
Further credit: GMO Fund/Account name and number
Determination of Net Asset Value
Effective October 23, 2008, the GMO Fixed Income Funds will not be valued (and accordingly transactions in shares of the Funds will not be processed) on days when the U.S. bond markets are closed. Purchase orders and redemptions relating to those Funds that are received on days when the U.S. bond markets are closed will be processed at the price determined as of the close of the following business day.
Disclosure of Portfolio Holdings
Effective September 16, 2008, the following information supplements the information in the Prospectus set forth under “Disclosure of Portfolio Holdings” on pages 101-102:
Periodically, in response to heightened market interest in specific issuers, a Fund’s holdings in one or more issuers may be made available on a more frequent basis to shareholders of the Trust, potential shareholders, and their consultants or agents through a secured link on GMO’s website (http://www.gmo.com/america/strategies). This information may be posted as soon as the business day following the date to which the information relates. Please refer to the Prospectus for information regarding how to obtain a password to access this information.
GMO Emerging Countries Fund
Effective September 16, 2008, GMO Emerging Countries Fund may invest in Exchange-Traded Funds (“ETFs”), including index-based ETFs, which are designed to track the performance and/or certain other characteristics of a particular stock market index, or a group of stock markets in a particular geographic area, such as the MSCI Emerging Markets Index. Investment in ETFs offers the Fund an efficient, generally liquid means to achieve exposure to a particular index, geographic area, or industry, and to receive proportionate cash distributions that approximate the dividends that accrue to the stocks in the ETF’s portfolio.
In addition to the fees and expenses of the Fund, an ETF charges its own fees and expenses, which Fund shareholders will bear indirectly. The Fund will also incur brokerage commissions and related charges when purchasing shares in an ETF in secondary market transactions. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a listed securities exchange throughout the trading day at market prices that are generally close to net asset value.
Because ETFs are investment companies, investment in ETFs would, absent exemptive relief, be limited under applicable statutory limitations. Those limitations restrict the Fund’s investment in the shares of an ETF to up to 5% of the Fund’s assets (which may represent no more than 3% of the securities of such ETF) and limit aggregate investments in all ETFs to 10% of the Fund’s assets. The Fund may invest in one or more ETFs beyond the statutory limitations if the Fund enters into an agreement with the ETF and complies with the terms and conditions of the agreement and the conditions of the ETF’s exemptive order.

Investment in GMO Funds Offered Through Separate Private Placement Memoranda
Effective September 16, 2008, the section titled “GMO Flexible Equities Fund” on page 145 of the Prospectus under “Investment in GMO Funds Offered Through Separate Private Placement Memoranda” is hereby amended and restated in its entirety as follows:
GMO Flexible Equities Fund. GMO Flexible Equities Fund (“FLEX”), a series of the Trust, is offered through a separate private placement memorandum. Shares of FLEX are not publicly offered and are principally available only to other GMO Funds and certain other accredited investors. FLEX is managed by GMO.
FLEX pays an investment management fee to the Manager at the annual rate of 0.55% of the Fund’s average daily net assets. FLEX offers Class III and Class VI shares. Class III shares pay shareholder service fees to the Manager at the annual rate of 0.15% of that class’s average daily net assets, and Class VI shares pay shareholder service fees at the annual rate of 0.055% of that class’s average daily net assets. The Manager has agreed to reimburse FLEX for Fund expenses through at least June 30, 2009 to the extent FLEX’s total annual operating expenses (other than Excluded Expenses) exceed 0.55% of the Fund’s average daily net assets. For these purposes, “Excluded Expenses” are shareholder service fees, expenses indirectly incurred by investment in other Funds of the Trust, fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust’s Chief Compliance Officer (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes).
FLEX’s investment objective is total return in excess of its benchmark. FLEX’s primary benchmark is the MSCI World Index. FLEX will seek to achieve its objective principally by investing in equity securities traded in any of the world’s securities markets based on GMO’s assessment of relative opportunities in those markets. FLEX also may identify and measure its performance against one or more secondary benchmarks from time to time. FLEX does not seek to control risk relative to the MSCI World Index or any other benchmark.
FLEX may make equity investments in companies from any country, including the U.S. In selecting stocks for the portfolio, the Manager may utilize proprietary quantitative models to seek out stocks it believes are undervalued (generally, stocks trading at prices below what the Manager believes to be their fundamental value) or stocks it believes have improving fundamentals and/or positive market sentiment. In selecting the countries in which to invest and determining FLEX’s currency exposures, the Manager may consider many factors, which may include aggregate stock market valuations, global competitiveness, market rebound potential and market sentiment. In addition, the Manager may employ fundamental investment techniques in selecting investments for the Fund’s portfolio. Under normal circumstances, FLEX invests at least 80% of its assets in equity investments. FLEX is a non-diversified investment company within the meaning of the 1940 Act.
FLEX may make equity investments of all types, including equities issued by foreign and/or U.S. companies, growth and/or value style equities, and equities of any market capitalization. In addition, FLEX is not restricted in its exposure to any market or type of equity security, and may invest all its assets in a limited number of equity securities of companies in a single country and/or capitalization range. FLEX could be subject to material losses from a single investment.
FLEX generally seeks to be fully invested and normally does not take temporary defensive positions through investment in cash and cash equivalents. To the extent the Fund takes temporary defensive positions, it may not achieve its investment objective. In pursuing its investment objective, FLEX may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives, including options, futures, and swap contracts, to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other types of derivatives); (iii) manage risk by shifting investment exposure; and/or (iv) adjust its foreign currency exposure. The Fund’s foreign currency exposure may differ significantly from the currency exposure represented by its equity investments and/or its benchmarks.

Shareholders of the GMO Funds that invest in FLEX will be indirectly exposed to the risks associated with an investment in FLEX. The principal risks of an investment in FLEX include Management Risk, Market Risk—Equity Securities, Foreign Investment Risk, Focused Investment Risk, Currency Risk, Liquidity Risk, Smaller Company Risk, Non-Diversification Risk, Large Shareholder Risk, Fund of Funds Risk, Market Disruption and Geopolitical Risk, Derivatives Risk, Leveraging Risk and Credit and Counterparty Risk.
GMO Emerging Markets Opportunities Fund
On September 4, 2008, the Board of Trustees approved the liquidation of GMO Emerging Markets Opportunities Fund, and the Fund was liquidated effective September 30, 2008.
GMO Currency Hedged International Equity Fund
Effective July 31, 2008, in addition to the underlying Funds referenced in the first paragraph of the section captioned “Principal investment strategies” on page 30 of the Prospectus, the Fund may also invest in GMO Flexible Equities Fund.
Effective July 31, 2008, the sections captioned “Fees and expenses” and “Example” on page 31 of the Prospectus are replaced with the following:
Fees and expenses
     The table below shows the expected cost of investing in the Fund.

Annual Fund operating expenses
(expenses that are paid from Fund assets as a percentage of average daily net assets)	Class III

Management fee	0.54%
Shareholder service fee	0.15%[1]
Other expenses	0.10%
Acquired fund fees and expenses (underlying Fund expenses)	0.58%[2]
Total annual fund operating expenses	1.37%
Expense reimbursement/waiver	(0.68%)[1,3]
Net aggregate annual expenses (Fund and underlying Fund expenses)	0.69%

[1]	The Manager will waive the Fund’s shareholder service fee to the extent that the aggregate of any direct and indirect shareholder service fees borne by the Fund exceeds 0.15%; provided, however, that the amount of this waiver will not exceed 0.15%.

[2]	The amount indicated is based on the indirect net expenses associated with the Fund’s investment in underlying Funds for the fiscal year ended February 29, 2008, which have been restated to reflect current fees for certain of the underlying Funds. Amount does not include expenses associated with investments in the securities of unaffiliated issuers unless such issuers hold themselves out to be investment companies. Actual indirect expenses will vary depending on the particular underlying Funds in which the Fund’s portfolio is invested.

[3]	The Manager has contractually agreed to reimburse the Fund through at least June 30, 2009 to the extent the Fund’s total annual operating expenses (excluding shareholder service fees, expenses indirectly incurred by investment in underlying Funds, investment-related costs, and other expenses described on page 100 of this Prospectus (collectively, “Excluded Fund Fees and Expenses”)) exceed 0.54% of the Fund’s average daily net assets. In addition, the Manager has contractually agreed to reimburse the Fund through at least June 30, 2009 to the extent that the sum of (a) the Fund’s total annual operating expenses (excluding Excluded Fund Fees and Expenses) and (b) the amount of fees and expenses incurred indirectly by the Fund through its investment in underlying Funds (excluding these Funds’ Excluded Fund Fees and Expenses), exceeds 0.54% of the Fund’s average daily net assets, subject to a maximum total reimbursement to the Fund equal to 0.54% of the Fund’s average daily net assets.

Example
          This example helps you compare the cost of investing in the Fund (including direct expenses and indirect expenses of the underlying Funds) with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same as those shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

	1 Year*	3 Years	5 Years	10 Years
Class III	$70	$377	$707	$1,639

*	After reimbursement
Management of the Trust
Effective July 31, 2008, the first row of the table on page 99 in the “Management of the Trust” section of the Prospectus is replaced with the following:

U.S. Equity Funds	Sam Wilderman (since 2005)	Director, U.S. Quantitative Division, GMO. Mr. Wilderman has been responsible for overseeing the portfolio management of GMO’s U.S. quantitative equity portfolios since 2005. Previously, Mr. Wilderman was responsible for portfolio management of and research for GMO’s emerging equity portfolios since 1996.

Effective July 31, 2008, the second row of the table on page 99 in the “Management of the Trust” section of the Prospectus is deleted.

Filed pursuant to Rule 497(e)
File Nos. 2-98772 and 811-04347
GMO TRUST
Amended and Restated Supplement dated November 24, 2008 to
GMO Trust Class M Prospectus dated June 30, 2008
GMO International Intrinsic Value Fund
The name of GMO International Intrinsic Value Fund’s benchmark has been changed by Standard & Poors as detailed in the chart below:

GMO Fund	Previous Benchmark Name	New S&P Naming Convention
GMO International Intrinsic Value Fund	S&P/Citigroup PMI EPAC Value Index	S&P EPAC Large Mid Cap Value Index

Disclosure of Portfolio Holdings
Effective September 16, 2008, the following information supplements the information in the Prospectus set forth under “Disclosure of Portfolio Holdings” on page 20:
Periodically, in response to heightened market interest in specific issuers, a Fund’s holdings in one or more issuers may be made available on a more frequent basis to shareholders of the Trust, potential shareholders, and their consultants or agents through a secured link on GMO’s website (http://www.gmo.com/america/strategies). This information may be posted as soon as the business day following the date to which the information relates. Please refer to the Prospectus for information regarding how to obtain a password to access this information.
GMO Emerging Countries Fund
Effective September 16, 2008, the Emerging Countries Fund may invest in Exchange-Traded Funds (“ETFs”), including index-based ETFs, which are designed to track the performance and/or certain other characteristics of a particular stock market index, or a group of stock markets in a particular geographic area, such as the MSCI Emerging Markets Index. Investment in ETFs offers the Fund an efficient, generally liquid means to achieve exposure to a particular index, geographic area, or industry, and to receive proportionate cash distributions that approximate the dividends that accrue to the stocks in the ETF’s portfolio.
In addition to the fees and expenses of the Fund, an ETF charges its own fees and expenses, which Fund shareholders will bear indirectly. The Fund will also incur brokerage commissions and related charges when purchasing shares in an ETF in secondary market transactions. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a listed securities exchange throughout the trading day at market prices that are generally close to net asset value.
Because ETFs are investment companies, investment in ETFs would, absent exemptive relief, be limited under applicable statutory limitations. Those limitations restrict the Fund’s investment in the shares of an ETF to up to 5% of the Fund’s assets (which may represent no more than 3% of the securities of such ETF) and limit aggregate investments in all ETFs to 10% of the Fund’s assets. The Fund may invest in one or more ETFs beyond the statutory limitations if the Fund enters into an agreement with the ETF and complies with the terms and conditions of the agreement and the conditions of the ETF’s exemptive order.